Going Concern	12 Months Ended
Jun. 30, 2019
Going Concern
Going Concern

Note 2 – Going Concern

In assessing the Company's liquidity, the Company monitors and analyzes its cash on-hand and its operating and capital expenditure commitments. The Company's liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations.

The Company engages in the production of advanced construction materials for large-scale infrastructure, commercial and residential developments. The Company's business is capital intensive and the Company is highly leveraged. Debt financing in the form of short term bank loans, loans from related parties and bank acceptance notes have been utilized to finance the working capital requirements and the capital expenditures of the Company. The Company's working deficit was approximately $1.1 million as of June 30, 2019. As of June 30, 2019, the Company had cash on-hand of approximately $0.3 million, with remaining current assets mainly composed of accounts receivable and prepayments and advances.

Although the Company believes that it can realize its current assets in the normal course of business, the Company's ability to repay its current obligations will depend on the future realization of its current assets. Management has considered its historical experience, the economic environment, trends in the construction industry in the PRC, the expected collectability of its accounts receivable and other receivables and the realization of the prepayments on inventory, and provided an allowance for doubtful accounts as of June 30, 2019. The Company expects to realize the balance of its current assets, net of the allowance for doubtful accounts within the normal operating cycle of twelve months.

However, the Company is involved in various lawsuits, claims and disputes related to its operations and the personal guarantees of its officers to affiliated entities owned by them. The Company is actively defending these actions and attempting to mitigate the Company's exposure to any liability in excess of the current provision of approximately $6.6 million, (see Note 14 in the accompanying notes to the consolidated financial statements). The ultimate outcome of these pending actions cannot presently be determined, but currently management is of the opinion that any potential additional liability would not have a material impact on the Company's consolidated financial position. Nevertheless, due to the uncertainties with litigation, the PRC legal system, claims and disputes, it is at least reasonably possible that management's view of the outcome could change in the near term.

Furthermore, as of June 30, 2019, the Company's VIE, Xin Ao, was subject to several civil lawsuits with potential judgments in the amount of approximately $26.7 million (see Note 14 in the accompanying notes to the consolidated financial statements) and the likelihood of the outcome of these lawsuits cannot presently be determined. These lawsuits involve the Company principally due to the personal guarantees by Mr. Xianfu Han, and Mr. Weili He, the Company's shareholders and former officers. Because Mr. Han and Mr. He were the controlling shareholders of Xin Ao, the plaintiffs included Xin Ao in their joint complaints. Xin Ao was not involved in most of the lawsuits but named as a joint defendant in the lawsuits. As a result, Xin Ao might have exposure to any judgements in the future under PRC laws. Mr. Han and Mr. He have agreed to indemnify the Company for any amounts Xin Ao may have to pay.  Should the outcome of these lawsuits require Xin Ao to pay because the other co-defendants of the lawsuits and Mr. Han and Mr. He were unable to liquidate their personal assets or their ownership interest in their privately held companies timely to pay for the judgements, the Company's working deficit as of June 30, 2019 could be increased from approximately $1.1 million to a net working deficit of approximately $27.8 million.

In addition, the Company is in payment and technical default under its bank loan agreement for which the bank has filed with the PRC courts which has issued a demand notice in May 2019 for the immediate repayment of the outstanding loans. No repayments have been made and the balance at June 30, 2019 is approximately $ 24.7 million.

The management of the Company has considered whether there is a going concern issue due to the Company's recurring losses from operations, the default of the Company's bank loans, the estimated claims charges and the possible additional exposure for pending actions against Company which is presently unknown. Management has determined there is substantial doubt about our ability to continue as a going concern. If the Company is unable to generate significant revenue, secure the continued forbearance of its bank and/or additional financing or resolve any pending estimated claim charges, the Company may be required to cease or curtail its operations. The Company's financial statements do not include adjustments that might result from the outcome of this uncertainty.

Management is trying to alleviate the going concern risk through equity financing, obtaining additional financial support and credit guarantee commitments and debt restructuring for most litigation liabilities.